Schedule II - Valuation And Qualifying Accounts And Reserves (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
SEC Schedule, 12-09, Allowance, Credit Loss [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	$ 2,053	$ 2,821	$ 2,830
Charged to Income	5,861	4,760	6,008
Net Write-offs	3,627	5,528	6,017
Balance at End of Period	3,155	2,053	2,821
SEC Schedule, 12-09, Valuation Allowances and Reserves, Additions, Charge to Other Account	(1,132)	0	0
SEC Schedule, 12-09, Reserve, Inventory
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	6,204	0
Charged to Income	0	6,204
Net Write-offs	71	0
Balance at End of Period	6,133	6,204	0
SEC Schedule, 12-09, Valuation Allowances and Reserves, Additions, Charge to Other Account	0	0
Indianapolis Power And Light Company | SEC Schedule, 12-09, Allowance, Credit Loss [Member]
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	2,053	2,821	2,830
Charged to Income	5,861	4,760	6,008
Net Write-offs	3,627	5,528	6,017
Balance at End of Period	3,155	2,053	2,821
SEC Schedule, 12-09, Valuation Allowances and Reserves, Additions, Charge to Other Account	(1,132)	0	0
Indianapolis Power And Light Company | SEC Schedule, 12-09, Reserve, Inventory
SEC Schedule, 12-09, Valuation and Qualifying Accounts Disclosure [Line Items]
Balance at beginning of period	6,204	0
Charged to Income		6,204
Net Write-offs	71	0
Balance at End of Period	6,133	6,204	$ 0
SEC Schedule, 12-09, Valuation Allowances and Reserves, Additions, Charge to Other Account		$ 0